Equity (Details) - USD ($)			12 Months Ended
	Sep. 08, 2020	Sep. 10, 2019	Sep. 30, 2020	Sep. 30, 2019	Jan. 24, 2019
Equity (Details) [Line Items]
Ordinary shares, shares authorized			100,000,000	100,000,000	50,000
Ordinary shares, par value			$ 0.001	$ 0.001	$ 1
Shares issued					50,000
shareholders at par value					$ 1
Additional authorized shares description	The Company also registered an additional authorized number of ordinary shares of 50,000,000 of par value of $0.001 per share and preferred shares of 10,000 of no par value. Then the shareholders surrendered a pro-rata number of ordinary shares of 42,200,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 7,800,000 of par value of $0.001 per share.
Ordinary shares, shares issued			7,800,000	7,800,000
Net profit after income tax			10.00%
Statutory reserve			50.00%
Statutory reserve from cash dividends			$ 212,842	$ 187,973
Restricted net assets			12,290,900	12,266,031
Receivables from shareholder			$ 4,737,521	$ 4,835,920
Non-controlling interests		49.00%	20.00%	19.13%
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares, shares authorized	50,000
Ordinary shares, par value	$ 0.001
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000
Ordinary shares, par value	$ 1